Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative, Total	¥ 140,086,062	$ 19,744,336	¥ 72,939,790	¥ 72,939,790	¥ 98,144,146	¥ 98,144,146
Impairment loss on inventory, property, plant and equipment and other assets, Total	¥ 157,415,875	$ 22,186,875	8,655,487	¥ 8,655,487	9,476,354	¥ 9,476,354
Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative, Total			81,595,277		107,620,500
Impairment loss on inventory, property, plant and equipment and other assets, Total
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
(Decrease)/ Increase - General and administrative			(8,655,487)		(9,476,354)
(Decrease)/ Increase - Impairment loss on inventory, property, plant and equipment and other assets			¥ 8,655,487		¥ 9,476,354